Cover	Apr. 17, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 17, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41748
Entity Registrant Name	DEFI DEVELOPMENT CORP.
Entity Central Index Key	0001805526
Entity Tax Identification Number	83-2676794
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6401 Congress Avenue
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	561
Local Phone Number	559-4111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	JNVR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Registrant Name	JANOVER INC.